Pension and Retirement Allowance Plans (Changes in the Benefit Obligations and Plan Assets of the Pension Plans) (Details) In Thousands	12 Months Ended
	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 Change in Benefit Obligations [Member] Domestic Plans [Member] USD ($)	Mar. 31, 2011 Change in Benefit Obligations [Member] Domestic Plans [Member] JPY (¥)	Mar. 31, 2010 Change in Benefit Obligations [Member] Domestic Plans [Member] JPY (¥)	Mar. 31, 2011 Change in Benefit Obligations [Member] Foreign Plans [Member] JPY (¥)	Mar. 31, 2011 Change in Benefit Obligations [Member] Foreign Plans [Member] USD ($)	Mar. 31, 2010 Change in Benefit Obligations [Member] Foreign Plans [Member] JPY (¥)	Mar. 31, 2011 Change in Plan Assets [Member] Domestic Plans [Member] JPY (¥)	Mar. 31, 2011 Change in Plan Assets [Member] Domestic Plans [Member] USD ($)	Mar. 31, 2010 Change in Plan Assets [Member] Domestic Plans [Member] JPY (¥)	Mar. 31, 2011 Change in Plan Assets [Member] Foreign Plans [Member] USD ($)	Mar. 31, 2011 Change in Plan Assets [Member] Foreign Plans [Member] JPY (¥)	Mar. 31, 2010 Change in Plan Assets [Member] Foreign Plans [Member] JPY (¥)	Mar. 31, 2011 Domestic Plans [Member] JPY (¥)	Mar. 31, 2011 Domestic Plans [Member] USD ($)	Mar. 31, 2010 Domestic Plans [Member] JPY (¥)	Mar. 31, 2009 Domestic Plans [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] USD ($)	Mar. 31, 2010 Foreign Plans [Member] JPY (¥)	Mar. 31, 2009 Foreign Plans [Member] JPY (¥)
Benefit obligations at beginning of year		$ 3,311,807	¥ 274,880,000	¥ 279,477,000	¥ 171,230,000	$ 2,063,012	¥ 143,344,000
Service cost		130,349	10,819,000	11,255,000	1,821,000	21,940	2,461,000
Interest cost		68,735	5,705,000	5,249,000	9,014,000	108,602	9,491,000							5,705,000	68,735	5,249,000	5,704,000	9,014,000	108,603	9,491,000	7,723,000
Plan participants' contributions					516,000	6,217	590,000
Actuarial gain (loss)	6,516,000	18,663	1,549,000	(5,760,000)	5,571,000	67,120	29,423,000							91,275,000	1,099,699	93,161,000		20,902,000	251,831	21,185,000
Prior service credit					702,000	8,458	(1,376,000)
Settlement					(984,000)	(11,855)	(1,821,000)
Benefits paid		(207,988)	(17,263,000)	(15,341,000)	(6,292,000)	(75,807)	(6,732,000)	(9,191,000)	(110,734)	(7,960,000)	(75,807)	(6,292,000)	(6,732,000)
Foreign exchange impact					14,486,000	174,530	5,700,000
Benefit obligations assumed in connection with business acquisition					0	0	1,550,000
Benefit obligations at end of year		3,321,566	275,690,000	274,880,000	167,092,000	2,013,157	171,230,000
Fair value of plan assets at beginning of year								162,307,000	1,955,506	146,990,000	1,726,012	143,259,000	122,559,000					143,259,000
Actual return on plan assets								(1,922,000)	(23,157)	14,761,000	104,470	8,671,000	26,895,000
Employer contribution								8,877,000	106,952	8,866,000	67,048	5,565,000	5,697,000
Partial withdrawal of plan assets								(240,000)	(2,892)	(350,000)	6,217	516,000	590,000
Settlement											(1,012)	(84,000)	(617,000)
Foreign exchange impact											(115,579)	(9,593,000)	(5,133,000)
Fair value of plan assets at end of year								159,831,000	1,925,675	162,307,000	1,711,349	142,042,000	143,259,000	159,831,000	1,925,675			142,042,000	1,711,349	143,259,000
Funded status														¥ (115,859,000)	$ (1,395,891)	¥ (112,573,000)		¥ (25,050,000)	$ (301,808)	¥ (27,971,000)